Financial liabilities at fair value through profit or loss - Summary of financial liabilities at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 1,369,225	₩ 1,436,694
Securities sold
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	787,767	897,129
Stocks
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	275,451	387,857
Bonds
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	505,202	503,920
Other
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	7,114	5,352
Gold and silver deposits
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 581,458	₩ 539,565